Taxes - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 49,909	$ 56,911
Current year addition	1,420,384
Current year reversal	(48,396)	(11,560)
Exchange difference	(1,513)	4,558
Ending balance	$ 1,420,384	$ 49,909